FT Vest SMID Rising Dividend Achievers Target Income ETF Annual Fund Operating Expenses - FT Vest SMID Rising Dividend Achievers Target Income ETF - FT Vest SMID Rising Dividend Achievers Target Income ETF
	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.